EMPLOYEE BENEFITS PLAN (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contribution retirement plan [line items]
Contributions	¥ 13,190	¥ 11,932	¥ 8,983
Top of Range [Member]
Disclosure of contribution retirement plan [line items]
Percentage of salaries, bonuses and certain allowances	16.00%
Supplementary retirement plan rate	8.00%
Bottom of Range [Member]
Disclosure of contribution retirement plan [line items]
Percentage of salaries, bonuses and certain allowances	13.00%